Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.0%
		Brazil: 4.1%
464,100		Ambev SA	$1,337,836	0.2
60,144		Americanas SA	190,767	0.0
44,200		Atacadao Distribuicao Comercio e Industria Ltd.	158,057	0.0
593,307		B3 SA - Brasil Bolsa Balcao	1,446,326	0.3
143,310		Banco Bradesco SA	434,631	0.1
113,600		Banco BTG Pactual SA - Unit	524,792	0.1
83,900		Banco do Brasil S.A.	598,025	0.1
33,200		Banco Santander Brasil SA - Unit	186,976	0.0
65,100		BB Seguridade Participacoes SA	320,651	0.1
53,995	(1)	BRF - Brasil Foods SA	129,023	0.0
114,100		CCR SA	265,666	0.1
103,340		Centrais Eletricas Brasileiras SA	825,287	0.1
31,700		Cia de Saneamento Basico do Estado de Sao Paulo	291,593	0.1
59,000		Cia Siderurgica Nacional S.A.	139,342	0.0
118,800		Cosan SA	382,100	0.1
18,700		CPFL Energia SA	117,032	0.0
17,700		Energisa SA - Unit	137,745	0.0
15,750		Engie Brasil Energia SA	112,614	0.0
101,507		Equatorial Energia SA	505,432	0.1
460,507	(2)	Hapvida Participacoes e Investimentos S/A	648,800	0.1
39,900		Hypera S.A.	329,076	0.1
74,600		JBS SA	349,051	0.1
71,000		Klabin SA - Unit	239,284	0.0
73,266		Localiza Rent a Car SA	827,279	0.1
98,618		Lojas Renner SA	510,425	0.1
291,760	(1)	Magazine Luiza SA	243,929	0.0
86,271		Natura & Co. Holding SA	236,694	0.0
69,300	(1)	Petro Rio SA	354,057	0.1
359,898		Petroleo Brasileiro SA	2,220,361	0.4
105,300		Raia Drogasil SA	444,090	0.1
38,200	(2)	Rede D'Or Sao Luiz SA	211,241	0.0
125,800		Rumo SA	432,599	0.1
73,744		Suzano SA	610,666	0.1
48,500		Telefonica Brasil SA-VIVT3	363,681	0.1
74,500		TIM SA/Brazil	166,972	0.0
50,121		Totvs S.A.	274,003	0.1
62,900		Ultrapar Participacoes SA	136,543	0.0
386,650		Vale SA	5,173,635	0.9
115,420		Vibra Energia SA	369,731	0.1
165,308		Weg S.A.	982,161	0.2
			23,228,173	4.1

		Chile: 0.3%
4,544,187		Banco de Chile	399,819	0.1
5,321		Banco de Credito e Inversiones SA	135,222	0.0
6,358,586		Banco Santander Chile	222,154	0.1
132,040		Cencosud SA	167,094	0.0
11,837		Cia Cervecerias Unidas SA	64,332	0.0
1,231,472		Cia Sud Americana de Vapores SA	84,854	0.0
102,307		Empresas CMPC SA	155,689	0.0
37,436		Empresas COPEC SA	239,820	0.1
1,973,568		Enel Americas SA	207,957	0.0
2,092,612		Enel Chile SA	60,508	0.0
69,120		Falabella SA	137,810	0.0
			1,875,259	0.3

		China: 30.4%
9,925		360 DigiTech, Inc. ADR	127,239	0.0
57,300		360 Security Technology, Inc. - A Shares	52,182	0.0
16,600		37 Interactive Entertainment Network Technology Group Co. Ltd.	40,615	0.0
122,500	(2)	3SBio, Inc.	86,787	0.0
65,500	(1)	AAC Technologies Holdings, Inc.	101,802	0.0
2,691	(1)	Advanced Micro-Fabrication Equipment, Inc. China - A Shares	40,687	0.0
17,000		AECC Aviation Power Co. Ltd. - A Shares	99,963	0.0
558,500		Agricultural Bank of China Ltd. - A Shares	225,025	0.1
2,769,000		Agricultural Bank of China Ltd. - H Shares	828,749	0.2
44,344		Aier Eye Hospital Group Co. Ltd. - A Shares	178,884	0.1
260,000	(1)	Air China Ltd. - H Shares	197,748	0.1
1,465,300	(1)	Alibaba Group Holding Ltd.	14,622,725	2.6
450,000	(1)	Alibaba Health Information Technology Ltd.	204,983	0.1
980,000	(1)	Alibaba Pictures Group Ltd.	50,238	0.0
71,250	(2)	A-Living Smart City Services Co. Ltd - H Shares	56,048	0.0
88,700		Aluminum Corp. of China Ltd. - A Shares	51,400	0.0
350,000		Aluminum Corp. of China Ltd. - H Shares	113,187	0.0
6,300		Angel Yeast Co. Ltd. - A Shares	36,822	0.0
28,100		Anhui Conch Cement Co., Ltd. - A Shares	113,738	0.0
119,000		Anhui Conch Cement Co., Ltd. - H Shares	376,132	0.1
2,200		Anhui Gujing Distillery Co. Ltd. - A Shares	84,246	0.0
9,100		Anhui Gujing Distillery Co. Ltd. - B Shares	134,423	0.0
4,600		Anhui Kouzi Distillery Co. Ltd. - A Shares	30,343	0.0
5,000		Anhui Yingjia Distillery Co. Ltd. - A Shares	39,449	0.0
2,200		Anjoy Foods Group Co. Ltd. - A Shares	47,993	0.0
120,200		Anta Sports Products Ltd.	1,261,715	0.2

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

2,380		Asymchem Laboratories Tianjin Co. Ltd. - A Shares	46,271	0.0
7,256		Autohome, Inc. ADR	208,683	0.0
14,300		Avary Holding Shenzhen Co. Ltd. - A Shares	51,996	0.0
28,500		AVIC Electromechanical Systems Co. Ltd. - A Shares	45,418	0.0
6,500		AVIC Helicopter Co. Ltd. - A Shares	36,227	0.0
60,100		AVIC Industry-Finance Holdings Co. Ltd. - A Shares	25,425	0.0
206,000		AviChina Industry & Technology Co. Ltd. - H Shares	79,408	0.0
214,100	(1)	Baidu, Inc.	3,151,809	0.6
157,100		Bank of Beijing Co. Ltd. - A Shares	90,935	0.0
26,800		Bank of Chengdu Co. Ltd. - A Shares	61,674	0.0
241,100		Bank of China Ltd. - A Shares	104,957	0.0
7,648,000		Bank of China Ltd. - H Shares	2,497,801	0.5
240,600		Bank of Communications Co. Ltd. - A Shares	156,569	0.0
835,000		Bank of Communications Co., Ltd. - H Shares	440,192	0.1
42,226		Bank of Hangzhou Co. Ltd. - A Shares	84,610	0.0
107,070		Bank of Jiangsu Co. Ltd. - A Shares	111,959	0.0
70,157		Bank of Nanjing Co. Ltd. - A Shares	103,919	0.0
32,800		Bank of Ningbo Co. Ltd. - A Shares	145,503	0.0
106,100		Bank of Shanghai Co. Ltd. - A Shares	87,422	0.0
143,900		Baoshan Iron & Steel Co. Ltd. - A Shares	106,435	0.0
4,677	(1),(3)	BeiGene Ltd. ADR	630,553	0.1
156,000	(1)	Beijing Capital International Airport Co., Ltd. - H Shares	84,165	0.0
3,800		Beijing Easpring Material Technology Co. Ltd. - A Shares	35,148	0.0
30,400		Beijing Enlight Media Co. Ltd. - A Shares	30,367	0.0
44,000		Beijing Enterprises Holdings Ltd.	123,313	0.0
292,000		Beijing Enterprises Water Group Ltd.	66,965	0.0
2,809		Beijing Kingsoft Office Software, Inc. - A Shares	79,268	0.0
11,300		Beijing New Building Materials PLC - A Shares	38,258	0.0
1,057		Beijing Roborock Technology Co. Ltd. - A Shares	38,419	0.0
13,176		Beijing Tiantan Biological Products Corp. Ltd. - A Shares	37,337	0.0
4,100		Beijing Tongrentang Co. Ltd. - A Shares	26,210	0.0
3,595		Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. - A Shares	57,821	0.0
261,100		Beijing-Shanghai High Speed Railway Co. Ltd. - A Shares	165,969	0.0
17,840	(1)	Bilibili, Inc.	273,994	0.1
1,848		Bloomage Biotechnology Corp. Ltd. - A Shares	33,962	0.0
266,800		BOE Technology Group Co. Ltd. - A Shares	122,720	0.0
298,000	(3)	Bosideng International Holdings Ltd.	146,956	0.0
308,000	(1),(4)	Brilliance China Automotive Holdings Ltd.	140,862	0.1
9,300		BYD Co. Ltd. - A Shares	329,867	0.1
81,000		Byd Co., Ltd. - H Shares	1,995,481	0.4
64,000		BYD Electronic International Co. Ltd.	152,937	0.0
12,000		By-health Co. Ltd. - A Shares	29,737	0.0
40,820		Caitong Securities Co. Ltd. - A Shares	38,741	0.0
12,000	(2),(3)	CanSino Biologics, Inc. - H Shares	67,529	0.0
972,000	(2)	CGN Power Co. Ltd. - H Shares	209,944	0.1
2,800		Changchun High & New Technology Industry Group, Inc. - A Shares	67,062	0.0
31,300		Changjiang Securities Co. Ltd. - A Shares	22,938	0.0
2,100		Changzhou Xingyu Automotive Lighting Systems Co. Ltd. - A Shares	44,985	0.0
15,600		Chaozhou Three-Circle Group Co. Ltd. - A Shares	57,152	0.0
6,500		Chengxin Lithium Group Co. Ltd. - A Shares	42,722	0.0
10,200	(1)	Chifeng Jilong Gold Mining Co. Ltd. - A Shares	29,218	0.0
20,400		China Baoan Group Co. Ltd. - A Shares	32,145	0.0
693,000		China Cinda Asset Management Co. Ltd. - H Shares	76,513	0.0
854,000		China CITIC Bank Corp. Ltd. - H Shares	338,906	0.1
189,000		China Coal Energy Co. - H Shares	170,268	0.0
174,000		China Communications Services Corp., Ltd. - H Shares	58,498	0.0
158,500		China Conch Venture Holdings Ltd.	252,037	0.1
9,267,000		China Construction Bank - H Shares	5,348,930	1.0
81,300		China Construction Bank Corp. - A Shares	63,199	0.0
23,200		China CSSC Holdings Ltd. - A Shares	73,718	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

58,100	(1)	China Eastern Airlines Corp. Ltd. - A Shares	39,870	0.0
179,900		China Energy Engineering Corp. Ltd.	56,556	0.0
291,300		China Everbright Bank Co. Ltd. - A Shares	115,617	0.0
193,000		China Everbright Bank Co. Ltd. - H Shares	52,992	0.0
329,000		China Everbright Environment Group Ltd.	136,199	0.0
420,000	(1)	China Evergrande Group	35,112	0.0
342,000	(2)	China Feihe Ltd.	238,790	0.1
358,000		China Galaxy Securities Co. Ltd. - H Shares	164,934	0.0
299,600		China Gas Holdings Ltd.	358,338	0.1
30,100		China Greatwall Technology Group Co. Ltd. - A Shares	36,145	0.0
216,000		China Hongqiao Group Ltd.	176,820	0.1
8,100		China International Capital Corp. Ltd. - A Shares	39,069	0.0
141,600	(2)	China International Capital Corp. Ltd. - H Shares	204,219	0.1
476,000		China Jinmao Holdings Group Ltd.	96,823	0.0
29,603		China Jushi Co. Ltd. - A Shares	54,764	0.0
89,000		China Lesso Group Holdings Ltd.	82,379	0.0
21,900		China Life Insurance Co. Ltd. - A Shares	97,384	0.0
721,000		China Life Insurance Co., Ltd. - H Shares	922,470	0.2
37,800	(1),(2)	China Literature Ltd.	106,306	0.0
328,000		China Longyuan Power Group Corp. Ltd. - H Shares	409,868	0.1
126,000		China Medical System Holdings Ltd.	150,095	0.0
48,000		China Meidong Auto Holdings Ltd.	75,957	0.0
315,000		China Mengniu Dairy Co., Ltd.	1,245,228	0.2
110,000		China Merchants Bank Co. Ltd. - A Shares	520,098	0.1
385,880		China Merchants Bank Co., Ltd. - H Shares	1,785,799	0.3
33,200		China Merchants Energy Shipping Co. Ltd. - A Shares	33,130	0.0
118,315		China Merchants Port Holdings Co. Ltd.	148,605	0.0
54,970		China Merchants Securities Co. Ltd. - A Shares	95,307	0.0
53,600		China Merchants Shekou Industrial Zone Holdings Co. Ltd. - A Shares	123,479	0.0
8,200	(1)	China Minmetals Rare Earth Co. Ltd. - A Shares	30,338	0.0
231,480		China Minsheng Banking Corp. Ltd. - A Shares	110,510	0.0
552,600		China Minsheng Banking Corp. Ltd. - H Shares	158,015	0.0
380,000		China National Building Material Co., Ltd. - H Shares	289,341	0.1
42,400		China National Chemical Engineering Co. Ltd. - A Shares	47,586	0.0
116,300		China National Nuclear Power Co. Ltd. - A Shares	95,567	0.0
23,900		China Northern Rare Earth Group High-Tech Co. Ltd. - A Shares	89,093	0.0
160,000		China Oilfield Services Ltd. - H Shares	158,453	0.0
383,000		China Overseas Land & Investment Ltd.	996,384	0.2
110,000		China Overseas Property Holdings Ltd.	95,391	0.0
48,803		China Pacific Insurance Group Co. Ltd. - A Shares	139,392	0.0
252,800		China Pacific Insurance Group Co., Ltd. - H Shares	464,234	0.1
248,652		China Petroleum & Chemical Corp. - A Shares	150,437	0.0
2,461,600		China Petroleum & Chemical Corp. - H Shares	1,051,170	0.2
523,000		China Power International Development Ltd. - H Shares	207,043	0.1
154,300		China Railway Group Ltd. - A Shares	113,539	0.0
368,000		China Railway Group Ltd. - H Shares	180,728	0.1
162,000		China Resources Beer Holdings Co Ltd.	1,123,751	0.2
216,000		China Resources Cement Holdings Ltd. - H Shares	99,767	0.0
89,800		China Resources Gas Group Ltd.	284,723	0.1
318,444		China Resources Land Ltd.	1,247,309	0.2
8,900		China Resources Microelectronics Ltd. - A Shares	59,431	0.0
65,600	(2)	China Resources Mixc Lifestyle Services Ltd.	250,383	0.1
188,000		China Resources Power Holdings Co.	290,308	0.1
7,800		China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - A Shares	42,124	0.0
408,000	(1)	China Ruyi Holdings Ltd.	86,580	0.0
43,070		China Shenhua Energy Co. Ltd. - A Shares	191,661	0.1
328,000		China Shenhua Energy Co., Ltd. - H Shares	976,016	0.2
66,600	(1)	China Southern Airlines Co. Ltd. - A Shares	62,236	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

184,000	(1),(3)	China Southern Airlines Co. Ltd. - H Shares	96,836	0.0
211,840		China State Construction Engineering Corp. Ltd. - A Shares	153,293	0.0
188,000		China State Construction International Holdings Ltd.	189,444	0.1
186,000		China Suntien Green Energy Corp. Ltd. - H Shares	67,846	0.0
121,228		China Taiping Insurance Holdings Co., Ltd.	101,615	0.0
183,800		China Three Gorges Renewables Group Co. Ltd. - A Shares	145,393	0.0
11,212		China Tourism Group Duty Free Corp. Ltd. - A Shares	309,789	0.1
4,410,000	(2)	China Tower Corp. Ltd. - H Shares	471,172	0.1
222,000		China Traditional Chinese Medicine Holdings Co. Ltd.	77,233	0.0
232,200		China United Network Communications Ltd. - A Shares	109,475	0.0
70,500		China Vanke Co. Ltd. - A Shares	177,082	0.1
155,500		China Vanke Co. Ltd. - H Shares	281,418	0.1
127,800		China Yangtze Power Co. Ltd. - A Shares	409,075	0.1
3,400		China Zhenhua Group Science & Technology Co. Ltd. - A Shares	55,466	0.0
260,000		Chinasoft International Ltd.	158,818	0.0
3,300		Chongqing Brewery Co. Ltd. - A Shares	51,915	0.0
53,460		Chongqing Changan Automobile Co. Ltd. - A Shares	94,298	0.0
10,200		Chongqing Zhifei Biological Products Co. Ltd. - A Shares	123,914	0.0
436,104	(3)	CIFI Holdings Group Co. Ltd.	44,066	0.0
574,000		CITIC Ltd.	540,800	0.1
86,360		CITIC Securities Co. Ltd. - A Shares	211,399	0.1
192,825		CITIC Securities Co. Ltd. - H Shares	326,399	0.1
109,000		CMOC Group Ltd. - A Shares	72,328	0.0
324,000		CMOC Group Ltd. - H Shares	125,794	0.0
2,300		CNGR Advanced Material Co. Ltd. - A Shares	26,913	0.0
13,400		Contemporary Amperex Technology Co. Ltd. - A Shares	754,484	0.2
20,100	(1)	COSCO SHIPPING Energy Transportation Co. Ltd. - A Shares	51,124	0.0
85,760		COSCO SHIPPING Holdings Co. Ltd. - A Shares	132,224	0.0
303,150		COSCO Shipping Holdings Co., Ltd. - H Shares	352,614	0.1
158,000		COSCO Shipping Ports, Ltd.	99,446	0.0
771,133	(3)	Country Garden Holdings Co. Ltd.	178,132	0.1
198,000		Country Garden Services Holdings Co. Ltd. - H Shares	289,084	0.1
123,600		CRRC Corp. Ltd. - A Shares	81,548	0.0
426,000		CRRC Corp. Ltd. - H Shares	137,588	0.0
29,100		CSC Financial Co. Ltd. - A Shares	94,500	0.0
905,360		CSPC Pharmaceutical Group Ltd.	897,371	0.2
143,000	(2)	Dali Foods Group Co. Ltd.	61,581	0.0
59,200		Daqin Railway Co. Ltd. - A Shares	56,425	0.0
5,739	(1)	Daqo New Energy Corp. ADR	304,626	0.1
8,032		DaShenLin Pharmaceutical Group Co. Ltd. - A Shares	34,152	0.0
13,800		Dongfang Electric Corp. Ltd. - A Shares	39,539	0.0
260,000		Dongfeng Motor Group Co., Ltd. - H Shares	138,986	0.0
136,000		Dongyue Group Ltd.	134,769	0.0
84,436		East Money Information Co. Ltd. - A Shares	208,822	0.1
2,800		Ecovacs Robotics Co. Ltd. - A Shares	26,196	0.0
78,000		ENN Energy Holdings Ltd.	1,039,988	0.2
12,045		Eve Energy Co. Ltd. - A Shares	142,894	0.0
30,600		Everbright Securities Co. Ltd. - A Shares	56,510	0.0
36,100	(1)	Fangda Carbon New Material Co. Ltd. - A Shares	31,591	0.0
123,000		Far East Horizon Ltd.	82,922	0.0
43,000		First Capital Securities Co. Ltd. - A Shares	32,960	0.0
12,600	(1)	Flat Glass Group Co. Ltd. - A Shares	57,837	0.0
32,000	(1)	Flat Glass Group Co. Ltd. - H Shares	77,432	0.0
97,600		Focus Media Information Technology Co. Ltd. - A Shares	75,752	0.0
21,608		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	251,687	0.1
225,968		Fosun International Ltd.	139,649	0.0
74,600		Founder Securities Co. Ltd. - A Shares	68,742	0.0
69,900		Foxconn Industrial Internet Co. Ltd. - A Shares	83,714	0.0
13,900		Fuyao Glass Industry Group Co. Ltd. - A Shares	69,888	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

57,200	(2)	Fuyao Glass Industry Group Co. Ltd. - H Shares	229,357	0.1
10,080		Ganfeng Lithium Co. Ltd. - A Shares	105,924	0.0
34,640	(2)	Ganfeng Lithium Co. Ltd.- H Shares	228,832	0.1
118,400	(1)	GD Power Development Co. Ltd. - A Shares	67,707	0.0
83,400	(1)	GDS Holdings Ltd.	183,493	0.1
594,000		Geely Automobile Holdings Ltd.	812,884	0.2
33,100		GEM Co. Ltd. - A Shares	34,303	0.0
34,900		Gemdale Corp. - A Shares	56,539	0.0
110,000	(1)	Genscript Biotech Corp. - H Shares	238,123	0.1
37,300		GF Securities Co. Ltd. - A Shares	74,778	0.0
97,000		GF Securities Co. Ltd. - H Shares	105,268	0.0
5,060		GigaDevice Semiconductor, Inc. - A Shares	66,356	0.0
1,800		Ginlong Technologies Co. Ltd. - A Shares	55,884	0.0
22,800		GoerTek, Inc. - A Shares	84,795	0.0
11,400		Gotion High-tech Co. Ltd. - A Shares	48,883	0.0
16,600		Great Wall Motor Co. Ltd. - A Shares	64,622	0.0
300,000		Great Wall Motor Co. Ltd. - H Shares	342,012	0.1
20,100		Gree Electric Appliances, Inc. of Zhuhai - A Shares	91,742	0.0
82,500		Greentown China Holdings Ltd. - H Shares	154,840	0.0
122,000		Greentown Service Group Co. Ltd.	80,639	0.0
11,400		Guangdong Haid Group Co. Ltd. - A Shares	96,756	0.0
270,000		Guangdong Investment Ltd.	215,681	0.1
2,600		Guangdong Kinlong Hardware Products Co. Ltd. - A Shares	32,422	0.0
46,200		Guanghui Energy Co. Ltd. - A Shares	80,164	0.0
32,300		Guangzhou Automobile Group Co. Ltd. - A Shares	54,908	0.0
275,200		Guangzhou Automobile Group Co. Ltd. - H Shares	195,541	0.1
14,300		Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - A Shares	52,156	0.0
3,200		Guangzhou Kingmed Diagnostics Group Co. Ltd. - A Shares	28,454	0.0
4,500		Guangzhou Shiyuan Electronic Technology Co. Ltd. - A Shares	37,793	0.0
13,140		Guangzhou Tinci Materials Technology Co. Ltd. - A Shares	81,230	0.0
54,400		Guosen Securities Co. Ltd. - A Shares	65,814	0.0
56,900		Guotai Junan Securities Co. Ltd. - A Shares	109,256	0.0
40,040		Guoyuan Securities Co. Ltd. - A Shares	35,982	0.0
19,174		H World Group Ltd ADR	643,096	0.1
106,000	(1),(2)	Haidilao International Holding Ltd.	205,606	0.1
43,400		Haier Smart Home Co. Ltd. - A Shares	150,771	0.0
222,600		Haier Smart Home Co. Ltd. - H Shares	677,367	0.1
57,000		Haitian International Holdings Ltd.	107,866	0.0
65,300		Haitong Securities Co. Ltd. - A Shares	79,482	0.0
255,200		Haitong Securities Co. Ltd. - H Shares	134,953	0.0
1,908,000	(1),(4),(5)	Hanergy Mobile Energy Holding Group Co Ltd.	–	–
8,000		Hangzhou First Applied Material Co. Ltd. - A Shares	59,543	0.0
3,700		Hangzhou Lion Electronics Co. Ltd. - A Shares	23,598	0.0
8,200		Hangzhou Robam Appliances Co. Ltd. - A Shares	26,427	0.0
9,100		Hangzhou Silan Microelectronics Co. Ltd. - A Shares	40,814	0.0
3,100		Hangzhou Tigermed Consulting Co. Ltd. - A Shares	39,684	0.0
9,500	(2)	Hangzhou Tigermed Consulting Co. Ltd. - H Shares	76,377	0.0
112,000	(2)	Hansoh Pharmaceutical Group Co. Ltd.	176,806	0.0
10,600		Henan Shenhuo Coal & Power Co. Ltd. - A Shares	25,027	0.0
24,300		Henan Shuanghui Investment & Development Co. Ltd. - A Shares	83,703	0.0
60,500		Hengan International Group Co., Ltd.	270,485	0.1
37,020		Hengli Petrochemical Co. Ltd. - A Shares	87,844	0.0
28,470		Hengyi Petrochemical Co. Ltd. - A Shares	30,901	0.0
106,800		Hesteel Co. Ltd. - A Shares	33,832	0.0
4,100		Hithink RoyalFlush Information Network Co. Ltd. - A Shares	44,592	0.0
58,552	(3)	Hopson Development Holdings Ltd.	61,315	0.0
3,300		Hoshine Silicon Industry Co. Ltd. - A Shares	50,844	0.0
52,000	(1),(2)	Hua Hong Semiconductor Ltd.	117,781	0.0
11,140		Huadong Medicine Co. Ltd. - A Shares	62,854	0.0
45,900		Huafon Chemical Co. Ltd. - A Shares	42,154	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

15,230		Hualan Biological Engineering, Inc. - A Shares	38,874	0.0
64,700	(1)	Huaneng Power International, Inc. - A Shares	68,874	0.0
364,000	(1)	Huaneng Power International, Inc. - H Shares	157,845	0.0
52,000		Huatai Securities Co. Ltd. - A Shares	88,457	0.0
136,600	(2)	Huatai Securities Co. Ltd. - H Shares	149,810	0.0
97,800		Huaxia Bank Co. Ltd. - A Shares	69,260	0.0
14,600		Huaxin Cement Co. Ltd. - A Shares	34,362	0.0
24,300		Huayu Automotive Systems Co. Ltd. - A Shares	56,330	0.0
6,800		Hubei Xingfa Chemicals Group Co. Ltd. - A Shares	31,826	0.0
3,100		Huizhou Desay Sv Automotive Co. Ltd. - A Shares	60,053	0.0
15,100		Humanwell Healthcare Group Co. Ltd. - A Shares	37,200	0.0
14,963		Hundsun Technologies, Inc. - A Shares	71,199	0.0
7,076	(1),(3)	Hutchmed China Ltd. ADR	62,693	0.0
32,200	(1),(2),(3)	Hygeia Healthcare Holdings Co. Ltd.	180,120	0.1
17,600		Iflytek Co. Ltd. - A Shares	81,196	0.0
1,127		Imeik Technology Development Co. Ltd. - A Shares	77,631	0.0
5,509,000		Industrial & Commercial Bank of China - H Shares	2,584,306	0.5
269,600		Industrial & Commercial Bank of China Ltd. - A Shares	165,213	0.0
112,200		Industrial Bank Co. Ltd. - A Shares	262,355	0.1
59,020	(1)	Industrial Securities Co. Ltd. - A Shares - A Shares	45,163	0.0
4,000		Ingenic Semiconductor Co. Ltd. - A Shares	41,478	0.0
303,500		Inner Mongolia BaoTou Steel Union Co. Ltd. - A Shares	78,440	0.0
72,100		Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - A Shares	39,778	0.0
42,200		Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares	195,803	0.1
92,200	(1)	Inner Mongolia Yitai Coal Co. - A Shares	138,371	0.0
34,800		Inner Mongolia Yuan Xing Energy Co. Ltd. - A Shares	36,304	0.0
100,500	(1),(2)	Innovent Biologics, Inc.	308,868	0.1
14,268		Inspur Electronic Information Industry Co. Ltd. - A Shares	39,600	0.0
29,440	(1)	iQIYI, Inc. ADR	79,782	0.0
14,260		JA Solar Technology Co. Ltd. - A Shares	128,370	0.0
5,380		Jafron Biomedical Co. Ltd. - A Shares	36,756	0.0
5,590		Jason Furniture Hangzhou Co. Ltd. - A Shares	31,344	0.0
13,800		JCET Group Co. Ltd. - A Shares	41,479	0.0
109,450	(1),(2)	JD Health International, Inc. - H Shares	623,465	0.1
208,359		JD.com, Inc. - Class A	5,256,519	0.9
18,300		Jiangsu Eastern Shenghong Co. Ltd. - A Shares	44,876	0.0
92,000		Jiangsu Expressway Co. Ltd. - H Shares	69,071	0.0
8,320		Jiangsu Hengli Hydraulic Co. Ltd. - A Shares	52,868	0.0
41,877		Jiangsu Hengrui Medicine Co. Ltd. - A Shares	206,400	0.1
7,700		Jiangsu King's Luck Brewery JSC Ltd. - A Shares	49,628	0.0
8,576		Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - A Shares	191,010	0.1
11,000		Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. - A Shares	44,591	0.0
22,500		Jiangsu Zhongtian Technology Co. Ltd. - A Shares	70,821	0.0
119,000		Jiangxi Copper Co., Ltd. - H Shares	137,283	0.0
10,100	(1)	Jiangxi Special Electric Motor Co. Ltd. - A Shares	27,808	0.0
120,000	(2)	Jinxin Fertility Group Ltd.	58,381	0.0
2,300		JiuGui Liquor Co. Ltd. - A Shares	40,629	0.0
67,000	(2),(3)	Jiumaojiu International Holdings Ltd.	108,957	0.0
3,360		Joinn Laboratories China Co. Ltd. - A Shares	26,623	0.0
4,063		JOYY, Inc. ADR	105,638	0.0
5,200		Juewei Food Co. Ltd. - A Shares	36,583	0.0
16,916	(1)	Kanzhun Ltd. ADR	285,542	0.1
64,712	(1)	KE Holdings, Inc. ADR	1,133,754	0.2
10,900		Keda Industrial Group Co. Ltd.	25,518	0.0
60,000		Kingboard Holdings Ltd.	168,906	0.0
71,000		Kingboard Laminates Holdings Ltd.	63,614	0.0
254,000	(1)	Kingdee International Software Group Co., Ltd.	331,053	0.1
92,200		Kingsoft Corp. Ltd.	243,956	0.1
171,000	(1),(2)	Kuaishou Technology	1,096,820	0.2

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

18,400	(1)	Kuang-Chi Technologies Co. Ltd. - A Shares	38,409	0.0
380,000		Kunlun Energy Co. Ltd.	273,496	0.1
7,200		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	1,894,905	0.4
21,300		LB Group Co. Ltd. - A Shares	47,146	0.0
4,396	(1)	Legend Biotech Corp. ADR	179,357	0.0
718,000		Lenovo Group Ltd.	496,637	0.1
34,800		Lens Technology Co. Ltd. - A Shares	45,141	0.0
17,800		Lepu Medical Technology Beijing Co. Ltd. - A Shares	52,969	0.0
53,020	(1)	Li Auto, Inc. ADR	1,219,990	0.2
230,000		Li Ning Co. Ltd.	1,745,213	0.3
63,400	(1)	Lingyi iTech Guangdong Co. - A Shres - A Shares	39,644	0.0
181,000	(2)	Longfor Group Holdings Ltd.	518,846	0.1
42,044		LONGi Green Energy Technology Co. Ltd. - A Shares	282,072	0.1
64,359		Lufax Holding Ltd. ADR	163,472	0.0
36,366		Luxshare Precision Industry Co. Ltd. - A Shares	150,003	0.0
8,400		Luzhou Laojiao Co. Ltd. - A Shares	272,921	0.1
14,290		Mango Excellent Media Co. Ltd. - A Shares	50,058	0.0
3,136		Maxscend Microelectronics Co. Ltd. - A Shares	38,896	0.0
425,300	(1),(2)	Meituan Class B	8,938,300	1.6
135,800		Metallurgical Corp. of China Ltd. - A Shares	57,008	0.0
55,200	(1),(3)	Microport Scientific Corp.	94,071	0.0
15,600		Ming Yang Smart Energy Group Ltd. - A Shares	52,718	0.0
48,000		Ming Yuan Cloud Group Holdings Ltd.	28,237	0.0
72,000		Minth Group Ltd.	158,113	0.0
320,000	(1)	MMG Ltd.	76,147	0.0
6,740		Montage Technology Co. Ltd. - A Shares	49,440	0.0
30,012		Muyuan Foods Co. Ltd. - A Shares	230,430	0.1
11,424		Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. - A Shares	26,709	0.0
43,484		NARI Technology Co. Ltd. - A Shares	151,645	0.0
17,400	(1)	National Silicon Industry Group Co. Ltd. - A Shares	43,542	0.0
3,300		NAURA Technology Group Co. Ltd. - A Shares	128,951	0.0
200,800		NetEase, Inc.	3,029,959	0.5
14,600		New China Life Insurance Co. Ltd. - A Shares	55,273	0.0
79,300		New China Life Insurance Co. Ltd. - H Shares	151,024	0.0
28,500	(1)	New Hope Liuhe Co. Ltd. - A Shares	55,759	0.0
148,500	(1)	New Oriental Education & Technology Group, Inc.	362,800	0.1
136,000		Nine Dragons Paper Holdings Ltd.	84,382	0.0
10,500		Ninestar Corp. - A Shares	63,714	0.0
1,200		Ningbo Deye Technology Co. Ltd. - A Shares	70,777	0.0
4,800		Ningbo Orient Wires & Cables Co. Ltd. - A Shares	46,902	0.0
2,904		Ningbo Ronbay New Energy Technology Co. Ltd. - A Shares	34,163	0.0
16,893		Ningbo Shanshan Co. Ltd. - A Shares	49,225	0.0
6,900		Ningbo Tuopu Group Co. Ltd. - A Shares	71,372	0.0
38,700		Ningxia Baofeng Energy Group Co. Ltd. - A Shares	72,508	0.0
132,875	(1)	NIO, Inc. ADR	2,095,439	0.4
173,600	(2)	Nongfu Spring Co. Ltd. - H Shares	1,003,973	0.2
7,800		North Industries Group Red Arrow Co. Ltd. - A Shares	24,530	0.0
61,300		Offshore Oil Engineering Co. Ltd. - A Shares	38,473	0.0
3,520		Oppein Home Group, Inc. - A Shares	56,193	0.0
12,500		Orient Overseas International Ltd.	217,538	0.1
53,120		Orient Securities Co. Ltd./China - A Shares	57,304	0.0
6,380		Ovctek China, Inc. - A Shares	37,039	0.0
45,000	(1)	Pangang Group Vanadium Titanium & Resources Co. Ltd. - A Shares	29,219	0.0
849,000		Peoples Insurance Co. Group of China Ltd. - H Shares	245,972	0.1
157,100		PetroChina Co. Ltd. - A Shares	113,905	0.0
2,056,000		PetroChina Co., Ltd. - H Shares	840,473	0.2
7,050		Pharmaron Beijing Co. Ltd. - A Shares	53,591	0.0
15,850	(2)	Pharmaron Beijing Co. Ltd. - H Shares	76,677	0.0
681,244		PICC Property & Casualty Co., Ltd. - H Shares	704,463	0.1
48,882	(1)	Pinduoduo, Inc. ADR	3,059,036	0.5
124,600		Ping An Bank Co. Ltd. - A Shares	207,610	0.1
45,400	(1),(2),(3)	Ping An Healthcare and Technology Co. Ltd.	85,375	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

73,100		Ping An Insurance Group Co. of China Ltd. - A Shares	426,799	0.1
607,500		Ping An Insurance Group Co. of China Ltd. - H Shares	3,030,693	0.5
21,100		Pingdingshan Tianan Coal Mining Co. Ltd. - A Shares	40,513	0.0
76,100		Poly Developments and Holdings Group Co. Ltd. - A Shares	192,887	0.1
50,200	(2),(3)	Pop Mart International Group Ltd.	91,797	0.0
181,700		Postal Savings Bank of China Co. Ltd. - A Shares	113,920	0.0
760,000	(2)	Postal Savings Bank of China Co. Ltd. - H Shares	446,701	0.1
99,000		Power Construction Corp. of China Ltd. - A Shares	96,680	0.0
1,300		Proya Cosmetics Co. Ltd. - A Shares	29,813	0.0
900		Pylon Technologies Co. Ltd. - A Shares	50,787	0.0
28,600	(1)	Qinghai Salt Lake Industry Co. Ltd. - A Shares	95,980	0.0
48,508	(1)	RLX Technology, Inc. ADR	50,933	0.0
65,350		Rongsheng Petrochemical Co. Ltd. - A Shares	126,968	0.0
53,400		SAIC Motor Corp. Ltd. - A Shares	107,166	0.0
3,100		Sangfor Technologies, Inc. - A Shares	43,575	0.0
90,000		Sany Heavy Equipment International Holdings Co. Ltd.	87,343	0.0
55,700		Sany Heavy Industry Co. Ltd. - A Shares	108,481	0.0
17,825		Satellite Chemical Co. Ltd. - A Shares	53,255	0.0
47,200		SDIC Power Holdings Co. Ltd. - A Shares	71,326	0.0
209,333	(1)	Seazen Group Ltd.	48,704	0.0
16,700	(1)	Seazen Holdings Co. Ltd. - A Shares	41,019	0.0
30,900		SF Holding Co. Ltd. - A Shares	205,239	0.1
2,700		SG Micro Corp. - A Shares	53,449	0.0
50,800		Shaanxi Coal Industry Co. Ltd. - A Shares	163,120	0.0
12,800		Shan Xi Hua Yang Group New Energy Co. Ltd. - A Shares	32,779	0.0
20,964		Shandong Gold Mining Co. Ltd. - A Shares	50,780	0.0
62,500	(2)	Shandong Gold Mining Co. Ltd. - H Shares	99,443	0.0
17,410		Shandong Hualu Hengsheng Chemical Co. Ltd. - A Shares	71,230	0.0
11,200		Shandong Linglong Tyre Co. Ltd. - A Shares	28,679	0.0
88,030		Shandong Nanshan Aluminum Co. Ltd. - A Shares	37,195	0.0
242,800		Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	325,269	0.1
11,947		Shanghai Baosight Software Co. Ltd. - A Shares	61,765	0.0
54,080	(1)	Shanghai Baosight Software Co., Ltd. - Class B	156,858	0.0
88,800		Shanghai Construction Group Co. Ltd. - A Shares	31,528	0.0
97,400	(1)	Shanghai Electric Group Co. Ltd. - A Shares	52,970	0.0
11,200		Shanghai Fosun Pharmaceutical Group Co. Ltd. - A Shares	46,440	0.0
45,000		Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	108,634	0.0
8,000	(1)	Shanghai International Airport Co. Ltd. - A Shares	64,892	0.0
71,200		Shanghai International Port Group Co. Ltd. - A Shares	55,685	0.0
5,700		Shanghai Jinjiang International Hotels Co. Ltd. - A Shares	46,195	0.0
4,800	(1)	Shanghai Junshi Biosciences Co. Ltd. - A Shares	34,073	0.0
75,533	(1)	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - B Shares	59,101	0.0
5,800		Shanghai M&G Stationery, Inc. - A Shares	36,826	0.0
88,200		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	121,635	0.0
189,900		Shanghai Pudong Development Bank Co. Ltd. - A Shares	188,242	0.1
9,180		Shanghai Putailai New Energy Technology Co. Ltd. - A Shares	71,533	0.0
62,200		Shanghai RAAS Blood Products Co. Ltd. - A Shares	46,652	0.0
28,064		Shanghai Yuyuan Tourist Mart Group Co. Ltd. - A Shares	26,352	0.0
28,900		Shanxi Coking Coal Energy Group Co. Ltd. - A Shares	60,837	0.0
21,950		Shanxi Lu'an Environmental Energy Development Co. Ltd. - A Shares	52,218	0.0
26,700		Shanxi Meijin Energy Co. Ltd. - A Shares	36,054	0.0
43,520		Shanxi Securities Co. Ltd. - A Shares	30,957	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

50,200		Shanxi Taigang Stainless Steel Co. Ltd. - A Shares	31,563	0.0
6,980		Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - A Shares	297,078	0.1
16,100		Shenghe Resources Holding Co. Ltd. - A Shares	34,149	0.0
20,000		Shengyi Technology Co. Ltd. - A Shares	36,845	0.0
4,320		Shennan Circuits Co. Ltd. - A Shares	45,933	0.0
165,700		Shenwan Hongyuan Group Co. Ltd. - A Shares	89,954	0.0
5,760		Shenzhen Capchem Technology Co. Ltd. - A Shares	33,847	0.0
1,100		Shenzhen Dynanonic Co. Ltd. - A Shares	43,493	0.0
17,000		Shenzhen Inovance Technology Co. Ltd. - A Shares	137,503	0.0
95,480		Shenzhen International Holdings Ltd.	72,783	0.0
8,160		Shenzhen Kangtai Biological Products Co. Ltd. - A Shares	34,748	0.0
6,900		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	290,238	0.1
63,400		Shenzhen Overseas Chinese Town Co. Ltd. - A Shares	42,987	0.0
1,900		Shenzhen SC New Energy Technology Corp. - A Shares	30,729	0.0
4,400		Shenzhen Transsion Holdings Co. Ltd. - A Shares	35,921	0.0
82,700		Shenzhou International Group Holdings Ltd.	638,573	0.1
13,860		Shijiazhuang Yiling Pharmaceutical Co. Ltd. - A Shares	42,330	0.0
150,500	(3),(4)	Shimao Group Holdings Ltd.	38,135	0.0
32,500		Sichuan Chuantou Energy Co. Ltd. - A Shares	55,000	0.0
8,300		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	25,767	0.0
38,300		Sichuan Road and Bridge Group Co. Ltd. - A Shares	55,036	0.0
3,300		Sichuan Swellfun Co. Ltd. - A Shares	29,068	0.0
32,000		Silergy Corp.	417,342	0.1
1,042,250		Sino Biopharmaceutical Ltd.	488,430	0.1
13,000		Sinoma Science & Technology Co. Ltd. - A Shares	36,322	0.0
3,120		Sinomine Resource Group Co. Ltd. - A Shares	40,207	0.0
125,600		Sinopharm Group Co. - H Shares	250,671	0.1
45,500		Sinotruk Hong Kong Ltd.	37,807	0.0
2,485	(1)	Skshu Paint Co. Ltd. - A Shares	30,580	0.0
172,000	(2),(3)	Smoore International Holdings Ltd.	204,051	0.1
24,240		Songcheng Performance Development Co. Ltd. - A Shares	40,888	0.0
1,100		StarPower Semiconductor Ltd. - A Shares	49,877	0.0
376,000	(4)	Sunac China Holdings Ltd.	98,722	0.0
9,300		Sungrow Power Supply Co. Ltd. - A Shares	144,063	0.0
70,600		Sunny Optical Technology Group Co. Ltd.	670,956	0.1
12,200		Sunwoda Electronic Co. Ltd. - A Shares	39,844	0.0
8,200		Suzhou Dongshan Precision Manufacturing Co. Ltd. - A Shares	26,619	0.0
780		Suzhou Maxwell Technologies Co. Ltd. - A Shares	53,167	0.0
4,300		Suzhou TA&A Ultra Clean Technology Co. Ltd. - A Shares	40,013	0.0
41,151	(1)	TAL Education Group ADR	203,286	0.0
25,400		TBEA Co. Ltd. - A Shares	77,116	0.0
110,500		TCL Technology Group Corp. - A Shares	56,437	0.0
21,300		TCL Zhonghuan Renewable Energy Technology Co. Ltd.	133,935	0.0
603,100		Tencent Holdings Ltd.	20,370,498	3.6
69,437	(1)	Tencent Music Entertainment Group ADR	281,914	0.1
2,700		Thunder Software Technology Co. Ltd. - A Shares	40,016	0.0
8,900	(1)	Tianqi Lithium Corp. - A Shares	125,272	0.0
34,900		Tianshan Aluminum Group Co. Ltd. - A Shares	35,091	0.0
33,900		Tianshui Huatian Technology Co. Ltd. - A Shares	38,581	0.0
9,700	(1)	Tibet Summit Resources Co. Ltd. - A Shares	30,250	0.0
190,000		Tingyi Cayman Islands Holding Corp.	327,201	0.1
14,300		Titan Wind Energy Suzhou Co. Ltd. - A Shares	25,408	0.0
18,592		Toly Bread Co. Ltd. - A Shares	34,912	0.0
116,400	(1)	Tongcheng Travel Holdings Ltd.	227,155	0.1
17,900		Tongkun Group Co. Ltd. - A Shares	33,886	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

82,700		Tongling Nonferrous Metals Group Co. Ltd. - A Shares	30,349	0.0
28,600		Tongwei Co. Ltd. - A Shares	188,320	0.1
2,000	(1)	Topchoice Medical Corp. - A Shares	35,908	0.0
167,000	(2)	Topsports International Holdings Ltd. - H Shares	116,739	0.0
81,000		Travelsky Technology Ltd. - H Shares	123,977	0.0
13,753		Trina Solar Co. Ltd. - A Shares	123,613	0.0
53,379	(1)	Trip.com Group Ltd. ADR	1,457,781	0.3
5,300		Tsingtao Brewery Co. Ltd. - A Shares	78,980	0.0
60,000		Tsingtao Brewery Co., Ltd. - H Shares	565,666	0.1
4,060		Unigroup Guoxin Microelectronics Co. Ltd. - A Shares	82,400	0.0
103,000		Uni-President China Holdings Ltd.	86,305	0.0
22,900		Unisplendour Corp. Ltd. - A Shares	51,064	0.0
27,000		Vinda International Holdings Ltd.	63,456	0.0
42,608	(1)	Vipshop Holdings Ltd. ADR	358,333	0.1
10,540		Walvax Biotechnology Co. Ltd. - A Shares	54,881	0.0
16,300		Wanhua Chemical Group Co. Ltd. - A Shares	210,844	0.1
460,000		Want Want China Holdings Ltd.	300,410	0.1
6,304	(1)	Weibo Corp. ADR	107,798	0.0
42,100		Weichai Power Co. Ltd. - A Shares	56,979	0.0
181,000		Weichai Power Co. Ltd. - H Shares	171,472	0.0
40,920	(1)	Wens Foodstuffs Group Co. Ltd. - A Shares	118,172	0.0
47,500		Western Securities Co. Ltd. - A Shares	38,946	0.0
3,223		Western Superconducting Technologies Co. Ltd. - A Shares	48,347	0.0
7,000		Westone Information Industry, Inc. - A Shares	27,043	0.0
119,000		Wharf Holdings Ltd.	380,563	0.1
7,560		Will Semiconductor Co. Ltd. Shanghai - A Shares	84,957	0.0
8,100		Wingtech Technology Co. Ltd. - A Shares	54,053	0.0
24,676		Wuhan Guide Infrared Co. Ltd. - A Shares	40,316	0.0
22,200		Wuliangye Yibin Co. Ltd. - A Shares	528,089	0.1
21,230		WUS Printed Circuit Kunshan Co. Ltd. - A Shares	29,691	0.0
16,676		WuXi AppTec Co. Ltd. - A Shares	167,288	0.0
33,041	(2)	WuXi AppTec Co. Ltd. - H Shares	263,888	0.1
347,500	(1),(2)	Wuxi Biologics Cayman, Inc.	2,068,614	0.4
2,800		Wuxi Shangji Automation Co. Ltd. - A Shares	52,889	0.0
66,700		XCMG Construction Machinery Co. Ltd. - A Shares	42,075	0.0
1,400		Xiamen Faratronic Co. Ltd. - A Shares	31,481	0.0
1,504,400	(1),(2)	Xiaomi Corp. - B Shares	1,703,540	0.3
20,700		Xinjiang Goldwind Science & Technology Co. Ltd. - A Shares	32,980	0.0
66,052		Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	76,172	0.0
478,000		Xinyi Solar Holdings Ltd.	501,965	0.1
41,472	(1)	XPeng, Inc. ADR	495,590	0.1
119,500		Xtep International Holdings Ltd.	125,779	0.0
114,000	(2)	Yadea Group Holdings Ltd.	182,204	0.1
4,900		Yangzhou Yangjie Electronic Technology Co. Ltd. - A Shares	33,893	0.0
146,000		Yankuang Energy Group Co. Ltd.	527,161	0.1
17,000		Yankuang Energy Group Co. Ltd. - A Shares	119,960	0.0
8,100		Yantai Jereh Oilfield Services Group Co. Ltd. - A Shares	37,262	0.0
6,400		Yealink Network Technology Corp. Ltd. - A Shares	56,780	0.0
40,000		Yihai International Holding Ltd.	84,235	0.0
9,100		Yihai Kerry Arawana Holdings Co. Ltd. - A Shares	55,271	0.0
17,120		Yintai Gold Co. Ltd. - A Shares	31,121	0.0
1,700		YongXing Special Materials Technology Co. Ltd. - A Shares	29,598	0.0
27,518		Yonyou Network Technology Co. Ltd. - A Shares	67,882	0.0
1,800	(1)	Youngy Co. Ltd. - A Shares	28,453	0.0
24,700		YTO Express Group Co. Ltd.	72,052	0.0
123,200		Yuexiu Property Co. Ltd.	148,452	0.0
41,245		Yum China Holdings, Inc.	1,952,126	0.3
24,154		Yunda Holding Co. Ltd. - A Shares	53,227	0.0
24,400		Yunnan Aluminium Co. Ltd. - A Shares	31,551	0.0
12,600		Yunnan Baiyao Group Co. Ltd. - A Shares	92,873	0.0
1,800		Yunnan Botanee Bio-Technology Group Co. Ltd. - A Shares	43,616	0.0
5,600		Yunnan Energy New Material Co. Ltd. - A Shares	137,004	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

9,400	(1)	Yunnan Yuntianhua Co. Ltd. - A Shares	31,319	0.0
8,570	(1)	Zai Lab Ltd. ADR	293,094	0.1
6,600		Zangge Mining Co. Ltd. - A Shares	26,416	0.0
3,900		Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A Shares	146,055	0.0
87,500	(1)	Zhaojin Mining Industry Co. Ltd. - H Shares	59,904	0.0
69,080	(1)	Zhejiang Century Huatong Group Co. Ltd. - A Shares	36,253	0.0
14,900		Zhejiang Chint Electrics Co. Ltd. - A Shares	55,855	0.0
25,500		Zhejiang Dahua Technology Co. Ltd. - A Shares	46,079	0.0
100,000		Zhejiang Expressway Co., Ltd. - H Shares	67,954	0.0
12,960		Zhejiang Huahai Pharmaceutical Co. Ltd. - A Shares	34,920	0.0
10,220		Zhejiang Huayou Cobalt Co. Ltd. - A Shares	92,130	0.0
5,600		Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. - A Shares	53,118	0.0
22,112		Zhejiang NHU Co. Ltd. - A Shares	69,083	0.0
4,400		Zhejiang Supor Co. Ltd. - A Shares	28,581	0.0
12,700		Zhejiang Weixing New Building Materials Co. Ltd. - A Shares	36,763	0.0
34,800		Zheshang Securities Co. Ltd. - A Shares	46,229	0.0
66,900	(1),(2),(3)	ZhongAn Online P&C Insurance Co. Ltd. - H Shares	149,102	0.0
7,700		Zhongji Innolight Co. Ltd. - A Shares	28,222	0.0
57,500		Zhongsheng Group Holdings Ltd.	228,007	0.1
47,100		Zhongtai Securities Co. Ltd. - A Shares	43,642	0.0
58,200		Zhuzhou CRRC Times Electric Co., Ltd. - H Shares	243,612	0.1
20,480		Zhuzhou Kibing Group Co. Ltd. - A Shares	27,667	0.0
139,200		Zijin Mining Group Co. Ltd. - A Shares	153,048	0.0
552,000		Zijin Mining Group Co., Ltd. - H Shares	534,290	0.1
52,000		Zoomlion Heavy Industry Science and Technology Co. Ltd. - A Shares	40,526	0.0
89,200		Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	30,861	0.0
26,500		ZTE Corp. - A Shares	79,827	0.0
66,040		ZTE Corp. - H Shares	117,936	0.0
41,635		ZTO Express Cayman, Inc. ADR	1,000,489	0.2
			173,528,622	30.4

		Colombia: 0.1%
26,356		Bancolombia SA	177,803	0.0
10,007		BanColombia SA ADR	243,871	0.1
522,012		Ecopetrol SA	234,848	0.0
44,771		Interconexion Electrica SA ESP	160,243	0.0
			816,765	0.1

		Czech Republic: 0.1%
16,197		CEZ AS	555,031	0.1
7,112		Komercni Banka AS	177,877	0.0
29,474	(2)	Moneta Money Bank AS	82,914	0.0
			815,822	0.1

		Egypt: 0.1%
243,528		Commercial International Bank Egypt SAE	312,665	0.1
58,181		Eastern Co. SAE	30,688	0.0
51,885	(1)	Egyptian Financial Group-Hermes Holding	30,589	0.0
			373,942	0.1

		Greece: 0.2%
208,353	(1)	Alpha Services and Holdings SA	163,562	0.0
242,417	(1)	Eurobank Ergasias Services and Holdings SA	202,348	0.0
4,349	(1),(4)	FF Group	–	–
19,601		Hellenic Telecommunications Organization SA	284,617	0.1
10,361		Jumbo SA	137,949	0.0
6,749		Mytilineos SA	92,175	0.0
49,212	(1)	National Bank of Greece SA	144,896	0.0
17,550		OPAP S.A.	210,467	0.1
16,905	(1)	Public Power Corp.	85,851	0.0
			1,321,865	0.2

		Hungary: 0.1%
38,901		MOL Hungarian Oil & Gas PLC	216,045	0.0
22,135		OTP Bank Nyrt	403,810	0.1
13,581		Richter Gedeon Nyrt	232,616	0.0
			852,471	0.1

		India: 14.7%
7,089		ACC Ltd.	209,553	0.0
27,737		Adani Enterprises Ltd.	1,170,629	0.2
30,845	(1)	Adani Green Energy Ltd.	848,933	0.2
50,862		Adani Ports & Special Economic Zone, Ltd.	509,577	0.1
73,807	(1)	Adani Power Ltd.	335,524	0.1
26,613		Adani Total Gas Ltd.	1,085,220	0.2
27,041	(1)	Adani Transmissions Ltd.	1,083,628	0.2
57,660		Ambuja Cements Ltd.	363,621	0.1
9,968		Apollo Hospitals Enterprise Ltd.	533,322	0.1
37,301		Asian Paints Ltd.	1,524,926	0.3
13,604	(2)	AU Small Finance Bank Ltd.	102,784	0.0
23,271		Aurobindo Pharma Ltd.	145,269	0.0
15,838	(1),(2)	Avenue Supermarts Ltd.	847,316	0.2
220,046		Axis Bank Ltd.	1,967,528	0.3
6,504		Bajaj Auto Ltd.	280,630	0.1
26,444		Bajaj Finance Ltd.	2,362,720	0.4

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

37,510		Bajaj Finserv Ltd.	766,951	0.1
6,727		Balkrishna Industries Ltd.	154,832	0.0
60,019	(1),(2)	Bandhan Bank Ltd.	195,147	0.0
21,555		Berger Paints India Ltd.	162,673	0.0
357,239		Bharat Electronics Ltd.	440,533	0.1
24,184		Bharat Forge Ltd.	205,194	0.0
83,258		Bharat Petroleum Corp. Ltd.	309,995	0.1
214,288		Bharti Airtel Ltd.	2,097,232	0.4
36,101		Biocon Ltd.	128,579	0.0
10,435		Britannia Industries Ltd.	491,026	0.1
39,151		Cholamandalam Investment and Finance Co. Ltd.	349,855	0.1
48,419		Cipla Ltd.	660,123	0.1
148,454		Coal India Ltd.	384,705	0.1
10,757		Colgate-Palmolive India Ltd.	214,923	0.0
25,443		Container Corp. Of India Ltd.	221,211	0.0
58,891		Dabur India Ltd.	412,695	0.1
12,945		Divis Laboratories Ltd.	586,081	0.1
57,880		DLF Ltd.	251,325	0.0
11,616		Dr Reddys Laboratories Ltd.	614,871	0.1
13,341		Eicher Motors Ltd.	597,669	0.1
219,549		GAIL India Ltd.	233,331	0.0
39,940	(1)	Godrej Consumer Products Ltd.	444,791	0.1
11,470	(1)	Godrej Properties Ltd.	166,575	0.0
25,783		Grasim Industries Ltd.	527,932	0.1
24,143		Havells India Ltd.	398,338	0.1
106,295		HCL Technologies Ltd.	1,207,201	0.2
93,401	(2)	HDFC Life Insurance Co., Ltd.	605,800	0.1
10,629		Hero Motocorp Ltd.	330,826	0.1
133,590		Hindalco Industries Ltd.	633,238	0.1
56,323		Hindustan Petroleum Corp. Ltd.	148,801	0.0
80,087		Hindustan Unilever Ltd.	2,641,213	0.5
166,654		Housing Development Finance Corp.	4,649,568	0.8
495,284		ICICI Bank Ltd.	5,200,115	0.9
23,153	(2)	ICICI Lombard General Insurance Co. Ltd.	326,252	0.1
32,597	(2)	ICICI Prudential Life Insurance Co. Ltd.	209,271	0.0
250,123		Indian Oil Corp. Ltd.	204,576	0.0
21,630		Indian Railway Catering & Tourism Corp. Ltd.	185,786	0.0
28,557		Indraprastha Gas Ltd.	138,853	0.0
57,674		Indus Towers Ltd.	139,219	0.0
6,880		Info Edge India Ltd.	323,356	0.1
325,111		Infosys Ltd.	5,573,149	1.0
8,502	(1),(2)	InterGlobe Aviation Ltd.	192,870	0.0
289,195		ITC Ltd.	1,175,356	0.2
37,731		Jindal Steel & Power Ltd.	196,650	0.0
71,163		JSW Steel Ltd.	548,716	0.1
38,442		Jubilant Foodworks Ltd.	291,436	0.1
53,798		Kotak Mahindra Bank Ltd.	1,194,019	0.2
5,016	(2)	Larsen & Toubro Infotech Ltd.	271,727	0.1
67,561		Larsen & Toubro Ltd.	1,525,210	0.3
18,105		Lupin Ltd.	150,671	0.0
84,766		Mahindra & Mahindra Ltd.	1,311,487	0.2
48,078		Marico Ltd.	316,503	0.1
11,712		Maruti Suzuki India Ltd.	1,264,271	0.2
5,389		MindTree Ltd.	206,482	0.0
7,944		Mphasis Ltd.	201,448	0.0
169		MRF Ltd.	168,794	0.0
10,174		Muthoot Finance Ltd.	129,098	0.0
3,299		Nestle India Ltd.	773,769	0.1
386,604		NTPC Ltd.	755,062	0.1
245,990		Oil & Natural Gas Corp., Ltd.	381,052	0.1
578		Page Industries Ltd.	358,318	0.1
65,372		Petronet LNG Ltd.	159,840	0.0
7,138		PI Industries Ltd.	261,554	0.1
14,793		Pidilite Industries Ltd.	486,137	0.1
52,624	(1)	Piramal Pharma Ltd.	141,749	0.0
310,720		Power Grid Corp. of India Ltd.	806,788	0.1
294,133		Reliance Industries Ltd.	8,536,351	1.5
115,361		Samvardhana Motherson International Ltd.	153,494	0.0
21,661		SBI Cards & Payment Services Ltd.	241,634	0.0
43,966	(2)	SBI Life Insurance Co. Ltd.	671,920	0.1
1,019		Shree Cement Ltd.	262,011	0.1
17,641		Shriram Transport Finance Co. Ltd.	257,964	0.1
6,614		Siemens, Ltd.	224,048	0.0
14,581		SRF Ltd.	445,162	0.1
171,214		State Bank of India	1,108,791	0.2
95,389		Sun Pharmaceutical Industries Ltd.	1,107,832	0.2
88,245		Tata Consultancy Services Ltd.	3,234,082	0.6
54,216		Tata Consumer Products Ltd.	533,003	0.1
3,266		Tata Elxsi Ltd.	339,958	0.1
163,218	(1)	Tata Motors Ltd.	803,051	0.1
141,168		Tata Power Co. Ltd.	372,363	0.1
725,991		Tata Steel Ltd.	876,473	0.2
57,512		Tech Mahindra Ltd.	705,936	0.1
34,774		Titan Co., Ltd.	1,105,722	0.2
9,080		Torrent Pharmaceuticals Ltd.	173,119	0.0
17,671		Trent Ltd.	306,428	0.1
9,890		Ultratech Cement Ltd.	756,516	0.1
26,819	(1)	United Spirits Ltd.	276,194	0.1
47,848		UPL Ltd.	392,497	0.1
69,664		Vedanta Ltd.	228,610	0.0
133,813		Wipro Ltd.	642,090	0.1
1,027,810	(1)	Yes Bank Ltd.	196,553	0.0
214,964	(1)	Zomato Ltd.	162,667	0.0
			84,288,467	14.7

		Indonesia: 2.1%
1,415,300		Adaro Energy Indonesia Tbk PT	364,980	0.1
691,900	(1)	Adaro Minerals Indonesia Tbk PT	81,342	0.0
693,600		Aneka Tambang Tbk	87,886	0.0
1,999,500		Astra International Tbk PT	865,282	0.2
5,360,500		Bank Central Asia Tbk PT	2,992,442	0.5
389,600	(1)	Bank Jago Tbk PT	167,990	0.0
1,838,900		Bank Mandiri Persero TBK PT	1,129,159	0.2
725,600		Bank Negara Indonesia Persero Tbk PT	424,402	0.1
6,663,238		Bank Rakyat Indonesia	1,950,148	0.3

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

2,581,700		Barito Pacific Tbk PT	134,450	0.0
700,400		Charoen Pokphand Indonesia Tbk PT	259,876	0.0
29,400		Gudang Garam Tbk PT	44,249	0.0
242,900		Indah Kiat Pulp & Paper Tbk PT	143,511	0.0
206,600		Indofood CBP Sukses Makmur TBK PT	117,302	0.0
397,700		Indofood Sukses Makmur Tbk PT	157,140	0.0
2,057,400		Kalbe Farma Tbk PT	246,772	0.1
1,176,756	(1)	Merdeka Copper Gold Tbk PT	302,902	0.1
2,167,800		Sarana Menara Nusantara Tbk PT	175,250	0.0
284,500		Semen Indonesia Persero Tbk PT	139,127	0.0
1,587,000		Sumber Alfaria Trijaya Tbk PT	249,054	0.1
4,901,100		Telkom Indonesia Persero Tbk PT	1,428,406	0.3
332,800		Tower Bersama Infrastructure Tbk PT	61,663	0.0
716,800		Unilever Indonesia Tbk PT	226,732	0.0
164,600		United Tractors Tbk PT	353,420	0.1
203,700	(1)	Vale Indonesia Tbk PT	84,913	0.0
			12,188,398	2.1

		Kuwait: 0.9%
141,442		Agility Public Warehousing Co. KSC	304,619	0.1
125,172		Boubyan Bank KSCP	308,942	0.1
141,829		Gulf Bank KSCP	137,214	0.0
505,695		Kuwait Finance House KSCP	1,371,565	0.2
52,033		Mabanee Co. KPSC	144,716	0.0
212,846		Mobile Telecommunications Co. KSCP	401,767	0.1
699,829		National Bank of Kuwait SAKP	2,204,846	0.4
			4,873,669	0.9

		Malaysia: 1.4%
168,100		AMMB Holdings Bhd	140,712	0.0
247,300		Axiata Group Bhd	139,070	0.0
667,200		CIMB Group Holdings Bhd	735,655	0.1
337,342		Dialog Group BHD	144,203	0.0
290,900		Digi.Com BHD	211,389	0.1
197,900		Genting Bhd	190,442	0.0
275,200		Genting Malaysia BHD	164,912	0.0
52,600		HAP Seng Consolidated Bhd	69,323	0.0
190,800		Hartalega Holdings Bhd	68,039	0.0
61,872		Hong Leong Bank BHD	273,088	0.1
19,092		Hong Leong Financial Group Bhd	75,737	0.0
162,400		IHH Healthcare Bhd	205,864	0.1
256,600		Inari Amertron Bhd	137,616	0.0
240,000		IOI Corp. Bhd	194,499	0.1
39,600		Kuala Lumpur Kepong Bhd	176,398	0.0
472,700		Malayan Banking BHD	873,020	0.2
50,300	(1)	Malaysia Airports Holdings Bhd	60,546	0.0
214,200		Maxis Bhd	161,586	0.0
127,400		MISC Bhd	185,293	0.0
164,800	(2)	MR DIY Group M Bhd	69,695	0.0
6,100		Nestle Malaysia Bhd	171,673	0.0
238,900		Petronas Chemicals Group Bhd	429,632	0.1
27,100		Petronas Dagangan BHD	117,003	0.0
75,600		Petronas Gas BHD	268,034	0.1
60,780		PPB Group Bhd	211,033	0.1
358,000		Press Metal Aluminium Holdings Bhd	310,031	0.1
1,446,700		Public Bank BHD	1,316,664	0.2
91,500		QL Resources Bhd	98,268	0.0
132,976		RHB Bank Bhd	158,882	0.0
259,800		Sime Darby Bhd	119,481	0.0
192,600		Sime Darby Plantation Bhd	169,351	0.0
104,300		Telekom Malaysia BHD	122,695	0.0
252,100		Tenaga Nasional BHD	437,065	0.1
408,800		Top Glove Corp. Bhd	54,806	0.0
			8,261,705	1.4

		Mexico: 2.2%
262,000		Alfa SA de CV	166,519	0.0
2,740,000		America Movil SAB de CV-AMXL	2,257,087	0.4
40,100		Arca Continental SAB de CV	288,731	0.1
1,501,821	(1)	Cemex SA de CV - Unit	519,014	0.1
47,700		Coca-Cola Femsa SAB de CV - Unit	277,965	0.0
296,800		Fibra Uno Administracion SA de CV	305,355	0.1
195,100		Fomento Economico Mexicano SAB de CV - Unit	1,223,716	0.2
18,550	(3)	Gruma SAB de CV	176,644	0.0
35,950		Grupo Aeroportuario del Pacifico SA de CV	455,188	0.1
18,925		Grupo Aeroportuario del Sureste SA de CV	372,119	0.1
131,400		Grupo Bimbo SAB de CV	461,738	0.1
40,200		Grupo Carso SAB de CV	148,049	0.0
253,377		Grupo Financiero Banorte	1,623,087	0.3
206,900	(1)	Grupo Financiero Inbursa SA	328,439	0.1
307,300		Grupo Mexico SA de CV Series B	1,037,888	0.2
230,300		Grupo Televisa S.A. - Unit	248,488	0.0
11,740		Industrias Penoles, S.A. de C.V.	113,456	0.0
135,600		Kimberly-Clark de Mexico SA de CV	180,176	0.0
107,200		Operadora De Sites Mexicanos SAB de CV	89,744	0.0
90,650		Orbia Advance Corp. SAB de CV	152,587	0.0
19,625		Promotora y Operadora de Infraestructura SAB de CV	133,510	0.0
137,000	(1)	Sitios Latinoamerica SAB de CV	62,379	0.0
8,145		Southern Copper Corp.	365,222	0.1
508,100		Wal-Mart de Mexico SAB de CV	1,784,449	0.3
			12,771,550	2.2

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

		Peru: 0.2%
20,042		Cia de Minas Buenaventura SAA ADR	134,883	0.0
6,979		Credicorp Ltd.	857,021	0.2
			991,904	0.2

		Philippines: 0.7%
158,000		Aboitiz Equity Ventures, Inc.	144,295	0.0
597,595		ACEN Corp.	56,881	0.0
23,975		Ayala Corp.	250,505	0.1
717,290		Ayala Land, Inc.	278,482	0.1
173,050		Bank of the Philippine Islands	263,579	0.1
193,089		BDO Unibank, Inc.	365,826	0.1
238,600	(1)	Converge Information and Communications Technology Solutions, Inc.	53,042	0.0
2,135		Globe Telecom, Inc.	73,739	0.0
7,160		GT Capital Holdings, Inc.	50,663	0.0
99,280		International Container Terminal Services, Inc.	264,768	0.1
286,569		JG Summit Holdings, Inc.	204,879	0.0
38,810		Jollibee Foods Corp.	151,416	0.0
19,430		Manila Electric Co.	87,011	0.0
682,100		Metro Pacific Investments Corp.	38,731	0.0
164,692		Metropolitan Bank & Trust Co.	135,831	0.0
547,500	(2)	Monde Nissin Corp.	113,522	0.0
8,235		PLDT, Inc.	211,521	0.0
23,442		SM Investments Corp.	288,720	0.1
1,149,800		SM Prime Holdings, Inc.	589,220	0.1
79,850		Universal Robina Corp.	154,969	0.0
			3,777,600	0.7

		Poland: 0.5%
34,156	(1),(2),(3)	Allegro.eu SA	146,934	0.0
17,427		Bank Polska Kasa Opieki SA	211,648	0.0
6,109	(3)	CD Projekt SA	122,335	0.0
20,106		Cyfrowy Polsat SA	64,658	0.0
4,744	(1),(2)	Dino Polska SA	287,349	0.1
13,472		KGHM Polska Miedz SA	235,269	0.1
103		LPP SA	160,678	0.0
1,196	(1)	mBank SA	47,964	0.0
55,534		Orange Polska SA	57,699	0.0
77,172	(1)	PGE Polska Grupa Energetyczna SA	97,083	0.0
39,816		Polski Koncern Naftowy Orlen	427,421	0.1
159,682	(1)	Polskie Gornictwo Naftowe I Gazownictwo SA	156,440	0.0
85,516		Powszechna Kasa Oszczednosci Bank Polski SA	373,571	0.1
59,050		Powszechny Zaklad Ubezpieczen SA	273,970	0.1
3,151		Santander Bank Polska SA	124,254	0.0
			2,787,273	0.5

		Qatar: 1.2%
173,088		Barwa Real Estate Co.	162,556	0.0
290,580		Commercial Bank PQSC	559,423	0.1
150,962		Industries Qatar QSC	696,884	0.1
556,556		Masraf Al Rayan	625,905	0.1
427,173		Mesaieed Petrochemical Holding Co.	273,349	0.1
76,613		Ooredoo QPSC	186,710	0.0
39,989		Qatar Electricity & Water Co. QSC	192,382	0.0
46,575		Qatar Fuel QSC	239,529	0.1
237,817		Qatar Gas Transport Co. Ltd.	266,764	0.1
71,039		Qatar International Islamic Bank QSC	211,572	0.0
163,004		Qatar Islamic Bank SAQ	1,100,262	0.2
449,328		Qatar National Bank QPSC	2,445,530	0.4
			6,960,866	1.2

		Russia: –%
292,495	(4)	Alrosa PJSC	–	–
1,334,323	(1),(4)	Gazprom PJSC	–	–
4,339,761	(4)	Inter RAO UES PJSC	–	–
46,982	(4)	Lukoil PJSC	–	–
7,931	(4)	Magnit OJSC	–	–
7,016	(4)	MMC Norilsk Nickel OJSC	–	–
98,282	(4)	Mobile Telesystems OJSC	–	–
170,929	(1),(4)	Moscow Exchange MICEX-RTS PJ	–	–
101,990	(4)	Novatek PJSC	–	–
166,658	(4)	Novolipetsk Steel PJSC	–	–
5,981	(1),(4)	Ozon Holdings PLC ADR	–	–
100	(1),(4)	PhosAgro PJSC	–	–
5,194	(4)	PhosAgro PJSC	–	–
40,645	(4)	Polymetal International PLC	–	–
3,794	(4)	Polyus PJSC	–	–
126,916	(4)	Rosneft Oil Co. PJSC	–	–
1,201,542	(1),(4),(5)	Sberbank of Russia PJSC	–	–
23,691	(4)	Severstal PAO	–	–
770,779	(4)	Surgutneftegas PJSC	–	–
160,492	(4)	Tatneft PJSC	–	–
13,582	(1),(4)	TCS Group Holding PLC GDR	–	–
344,289	(1),(4)	United Co. RUSAL International PJSC	–	–
13,851	(1),(4)	VK Co. Ltd. GDR	–	–
377,182,805	(1),(4),(5)	VTB Bank PJSC	–	–
2,448	(4)	X5 Retail Group N.V. - FIVEL GDR	–	–
10,806	(4)	X5 Retail Group NV - FIVE GDR	–	–
34,476	(1),(4)	Yandex NV	–	–
			–	–

		Saudi Arabia: 4.6%
7,550		ACWA Power Co.	336,243	0.1
11,189		Advanced Petrochemical Co.	132,295	0.0
189,833	(1)	Al Rajhi Bank	4,063,983	0.7
96,414		Alinma Bank	922,264	0.2
23,092		Almarai Co. JSC	324,936	0.1
58,689		Arab National Bank	477,401	0.1
48,210	(1)	Bank AlBilad	604,459	0.1
38,250		Bank Al-Jazira	227,547	0.0
58,097		Banque Saudi Fransi	641,797	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

5,616		Bupa Arabia for Cooperative Insurance Co.	250,202	0.1
49,962	(1)	Dar Al Arkan Real Estate Development Co.	210,499	0.0
8,456		Dr Sulaiman Al Habib Medical Services Group Co.	465,526	0.1
2,132		Elm Co.	178,270	0.0
29,464	(1)	Emaar Economic City	76,587	0.0
36,537		Etihad Etisalat Co.	344,327	0.1
5,466		Jarir Marketing Co.	241,519	0.0
36,753	(1)	Mobile Telecommunications Co. Saudi Arabia	111,151	0.0
4,514		Mouwasat Medical Services Co.	236,631	0.0
28,177	(1)	National Industrialization Co.	100,628	0.0
36,464	(1)	Rabigh Refining & Petrochemical Co.	133,116	0.0
132,829		Riyad Bank	1,115,051	0.2
21,209		SABIC Agri-Nutrients Co.	881,013	0.2
35,420		Sahara International Petrochemical Co.	387,306	0.1
83,903	(1)	Saudi Arabian Mining Co.	1,534,059	0.3
234,339	(2)	Saudi Arabian Oil Co.	2,230,904	0.4
88,557		Saudi Basic Industries Corp.	2,072,399	0.4
90,755		Saudi British Bank/The	938,442	0.2
81,855		Saudi Electricity Co.	529,917	0.1
35,533		Saudi Industrial Investment Group	213,677	0.0
45,256		Saudi Investment Bank/The	204,341	0.0
69,173	(1)	Saudi Kayan Petrochemical Co.	248,652	0.0
212,502		Saudi National Bank	3,545,699	0.6
3,300	(1)	Saudi Research & Media Group	165,777	0.0
3,195		Saudi Tadawul Group Holding Co.	169,834	0.0
148,327		Saudi Telecom Co.	1,544,140	0.3
22,796		Savola Group/The	170,660	0.0
24,133		Yanbu National Petrochemical Co.	293,979	0.1
			26,325,231	4.6

		Singapore: 0.0%
19,000	(2)	BOC Aviation Ltd.	134,320	0.0

		South Africa: 3.3%
83,293	(3)	Absa Group Ltd.	809,107	0.1
9,528	(3)	African Rainbow Minerals Ltd.	128,717	0.0
5,040		Anglo American Platinum Ltd.	357,459	0.1
41,250		AngloGold Ashanti Ltd.	563,509	0.1
36,515		Aspen Pharmacare Holdings Ltd.	269,870	0.1
32,873		Bid Corp. Ltd.	506,389	0.1
27,948		Bidvest Group Ltd.	303,475	0.1
8,443		Capitec Bank Holdings Ltd.	723,349	0.1
23,684		Clicks Group Ltd.	373,527	0.1
47,223	(1)	Discovery Ltd.	272,622	0.1
22,838	(3)	Exxaro Resources Ltd.	253,640	0.0
494,790		FirstRand Ltd.	1,651,737	0.3
30,461		Foschini Group Ltd./The	197,980	0.0
87,538		Gold Fields Ltd.	706,043	0.1
308,197		Growthpoint Properties Ltd.	200,754	0.0
45,891		Harmony Gold Mining Co., Ltd.	108,168	0.0
83,326	(3)	Impala Platinum Holdings Ltd.	774,733	0.1
5,296	(3)	Kumba Iron Ore Ltd.	112,345	0.0
24,354		Mr Price Group Ltd.	232,023	0.0
167,104		MTN Group Ltd.	1,102,551	0.2
34,425		MultiChoice Group	219,940	0.0
21,070		Naspers Ltd.	2,613,177	0.5
44,304		Nedbank Group Ltd.	488,910	0.1
43,767		NEPI Rockcastle NV	194,894	0.0
31,510	(1)	Northam Platinum Holdings Ltd.	273,023	0.1
420,825		Old Mutual Ltd.	226,144	0.0
148,380	(2)	Pepkor Holdings Ltd.	170,268	0.0
13,059		Reinet Investments SCA	192,588	0.0
50,186		Remgro Ltd.	368,077	0.1
173,906		Sanlam Ltd.	491,900	0.1
55,357		Sasol Ltd.	865,877	0.2
49,625		Shoprite Holdings Ltd.	592,459	0.1
277,613	(3)	Sibanye Stillwater Ltd.	637,267	0.1
16,731		Spar Group Ltd.	132,517	0.0
131,926		Standard Bank Group Ltd.	1,042,181	0.2
61,786		Vodacom Group Pty Ltd.	415,146	0.1
94,565	(3)	Woolworths Holdings Ltd./South Africa	317,759	0.1
			18,890,125	3.3

		South Korea: 9.7%
2,290	(1)	Alteogen, Inc.	71,680	0.0
2,762		Amorepacific Corp.	194,746	0.0
1,740		AMOREPACIFIC Group	32,331	0.0
664		BGF retail Co. Ltd.	76,401	0.0
8,401		Celltrion Healthcare Co. Ltd.	393,645	0.1
1,274	(1)	Celltrion Pharm, Inc.	56,389	0.0
9,767		Celltrion, Inc.	1,185,385	0.2
5,869		Cheil Worldwide, Inc.	92,517	0.0
782		CJ CheilJedang Corp.	223,102	0.1
976		CJ Corp.	47,059	0.0
825		CJ ENM Co. Ltd.	43,421	0.0
628	(1)	CJ Logistics Corp.	39,395	0.0
5,155		Coway Co. Ltd.	192,779	0.0
4,359		DB Insurance Co. Ltd.	166,998	0.0
3,975		Doosan Bobcat, Inc.	78,221	0.0
39,770	(1)	Doosan Heavy Industries and Construction Co. Ltd.	390,664	0.1
4,703		Ecopro BM Co. Ltd.	284,515	0.1
1,838		E-Mart, Inc.	106,847	0.0
1,607		F&F Co. Ltd. / New	152,414	0.0
386		Green Cross Corp./South Korea	33,074	0.0
5,552		GS Engineering & Construction Corp.	86,577	0.0
3,992		GS Holdings Corp.	115,570	0.0
29,866		Hana Financial Group, Inc.	733,359	0.1
6,977		Hankook Tire & Technology Co. Ltd.	170,298	0.0
575		Hanmi Pharm Co. Ltd.	91,293	0.0
16,222		Hanon Systems Corp.	93,481	0.0
11,333	(1)	Hanwha Solutions Corp.	369,161	0.1
4,195		HD Hyundai Co. Ltd.	157,249	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

9,341	(1)	HLB, Inc.	276,346	0.1
26,359		HMM Co. Ltd.	336,554	0.1
2,899		Hotel Shilla Co. Ltd.	144,183	0.0
1,824	(1)	HYBE Co. Ltd.	169,514	0.0
7,312		Hyundai Engineering & Construction Co. Ltd.	189,640	0.0
1,735		Hyundai Glovis Co., Ltd.	195,271	0.0
1,575	(1)	Hyundai Heavy Industries Co. Ltd.	125,175	0.0
6,173		Hyundai Mobis Co. Ltd.	814,858	0.2
13,843		Hyundai Motor Co.	1,689,380	0.3
8,080		Hyundai Steel Co.	156,952	0.0
1,795		Iljin Materials Co. Ltd.	62,755	0.0
22,349		Industrial Bank Of Korea	147,796	0.0
30,852		Kakao Corp.	1,214,009	0.2
2,855	(1)	Kakao Games Corp.	83,772	0.0
10,940	(1)	KakaoBank Corp.	151,549	0.0
8,382	(1)	Kangwon Land, Inc.	136,849	0.0
39,018		KB Financial Group, Inc.	1,178,287	0.2
26,004		Kia Corp.	1,294,271	0.2
7,019		Korea Aerospace Industries Ltd.	236,556	0.1
24,953	(1)	Korea Electric Power Corp.	347,624	0.1
3,670		Korea Investment Holdings Co., Ltd.	120,589	0.0
4,037	(1)	Korea Shipbuilding & Offshore Engineering Co. Ltd.	203,784	0.0
839		Korea Zinc Co., Ltd.	346,898	0.1
16,368	(1)	Korean Air Lines Co. Ltd.	249,762	0.1
2,392	(1)	Krafton, Inc.	346,774	0.1
10,919		KT&G Corp.	659,289	0.1
1,653		Kumho Petrochemical Co. Ltd.	132,344	0.0
2,224	(1)	L&F Co. Ltd.	270,446	0.1
4,859		LG Chem Ltd.	1,794,114	0.3
9,280		LG Corp.	476,015	0.1
21,469		LG Display Co., Ltd.	177,922	0.0
10,610		LG Electronics, Inc.	575,756	0.1
2,258	(1)	LG Energy Solution Ltd.	665,790	0.1
936		LG H&H Co. Ltd.	410,267	0.1
1,378		LG Innotek Co. Ltd.	259,733	0.1
19,545		LG Uplus Corp.	146,153	0.0
1,603		Lotte Chemical Corp.	159,764	0.0
703		Lotte Shopping Co. Ltd.	42,163	0.0
3,528		Meritz Financial Group, Inc.	50,894	0.0
2,737		Meritz Fire & Marine Insurance Co., Ltd.	56,028	0.0
19,506		Meritz Securities Co. Ltd.	49,625	0.0
23,044		Mirae Asset Securities Co. Ltd.	95,395	0.0
12,986		NAVER Corp.	1,729,946	0.3
1,610		NCSoft Corp.	385,106	0.1
1,696	(2)	Netmarble Corp.	60,128	0.0
12,008		NH Investment & Securities Co., Ltd.	74,956	0.0
2,194		Orion Corp./Republic of Korea	156,903	0.0
21,111		Pan Ocean Co. Ltd.	65,794	0.0
2,427	(1)	Pearl Abyss Corp.	78,128	0.0
2,695		POSCO Chemical Co., Ltd.	278,804	0.1
7,852		POSCO Holdings, Inc.	1,145,353	0.2
1,107		S-1 Corp.	44,589	0.0
1,745	(1),(2)	Samsung Biologics Co. Ltd.	976,799	0.2
8,389		Samsung C&T Corp.	601,138	0.1
5,569		Samsung Electro-Mechanics Co. Ltd.	429,673	0.1
461,185		Samsung Electronics Co., Ltd. 005930	16,934,369	3.0
15,166	(1)	Samsung Engineering Co. Ltd.	238,741	0.1
3,030		Samsung Fire & Marine Insurance Co. Ltd.	387,532	0.1
59,061	(1)	Samsung Heavy Industries Co., Ltd.	217,601	0.0
7,571		Samsung Life Insurance Co. Ltd.	327,934	0.1
5,389		Samsung SDI Co., Ltd.	2,027,038	0.4
3,292		Samsung SDS Co. Ltd.	262,171	0.1
5,457		Samsung Securities Co. Ltd.	116,167	0.0
3,793		SD Biosensor, Inc.	69,923	0.0
2,767		Seegene, Inc.	51,321	0.0
46,284		Shinhan Financial Group Co., Ltd.	1,075,138	0.2
2,729	(1)	SK Biopharmaceuticals Co. Ltd.	107,518	0.0
2,064	(1)	SK Bioscience Co. Ltd.	114,253	0.0
924		SK Chemicals Co. Ltd.	58,156	0.0
53,055		SK Hynix, Inc.	3,034,758	0.5
2,134	(1),(2)	SK IE Technology Co. Ltd.	77,087	0.0
5,542	(1)	SK Innovation Co. Ltd.	549,199	0.1
9,396	(1)	SK Square Co. Ltd.	234,463	0.1
3,676		SK, Inc.	488,071	0.1
1,864		SKC Co., Ltd.	107,680	0.0
4,299		S-Oil Corp.	243,180	0.1
50,801		Woori Financial Group, Inc.	377,004	0.1
4,846		Yuhan Corp.	182,751	0.0
			55,228,789	9.7

		Taiwan: 13.3%
49,000		Accton Technology Corp.	417,945	0.1
275,462		Acer, Inc.	189,653	0.0
41,659		Advantech Co. Ltd.	383,741	0.1
13,603		Airtac International Group	311,227	0.1
319,243		ASE Technology Holding Co. Ltd.	793,669	0.1
222,356		Asia Cement Corp.	275,306	0.1
2,000		ASMedia Technology, Inc.	41,386	0.0
70,000		Asustek Computer, Inc.	513,303	0.1
788,000		AUO Corp.	364,849	0.1
64,000		Catcher Technology Co., Ltd.	346,568	0.1
778,079		Cathay Financial Holding Co., Ltd.	975,193	0.2
136,914		Chailease Holding Co. Ltd.	782,068	0.1
428,228		Chang Hwa Commercial Bank Ltd.	230,687	0.0
162,650		Cheng Shin Rubber Industry Co. Ltd.	182,252	0.0
256,000		China Airlines Ltd.	157,416	0.0
1,524,100		China Development Financial Holding Corp.	573,137	0.1
1,159,535		China Steel Corp.	972,071	0.2
372,000		Chunghwa Telecom Co., Ltd.	1,331,439	0.2
394,000		Compal Electronics, Inc.	268,663	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

1,727,170		CTBC Financial Holding Co. Ltd.	1,074,477	0.2
189,703		Delta Electronics, Inc.	1,506,835	0.3
83,000		E Ink Holdings, Inc.	547,961	0.1
1,259,700		E.Sun Financial Holding Co., Ltd.	1,019,265	0.2
17,386		Eclat Textile Co. Ltd.	213,461	0.0
6,000		eMemory Technology, Inc.	212,378	0.0
242,000		Eva Airways Corp.	213,943	0.0
99,656		Evergreen Marine Corp. Taiwan Ltd.	454,374	0.1
306,685		Far Eastern New Century Corp.	311,376	0.1
155,000		Far EasTone Telecommunications Co., Ltd.	352,678	0.1
40,891		Feng TAY Enterprise Co., Ltd.	202,261	0.0
1,031,393		First Financial Holding Co., Ltd.	841,977	0.2
350,600		Formosa Chemicals & Fibre Co.	760,463	0.1
106,000		Formosa Petrochemical Corp.	275,505	0.1
408,600		Formosa Plastics Corp.	1,112,197	0.2
730,332		Fubon Financial Holding Co., Ltd.	1,142,105	0.2
28,000		Giant Manufacturing Co., Ltd.	180,261	0.0
21,000		Globalwafers Co. Ltd.	239,535	0.0
1,207,170		HON HAI Precision Industry Co., Ltd.	3,865,500	0.7
30,000		Hotai Motor Co. Ltd.	537,796	0.1
860,320		Hua Nan Financial Holdings Co. Ltd.	600,209	0.1
973,439		Innolux Corp.	320,402	0.1
227,000		Inventec Co., Ltd.	163,185	0.0
10,000		Largan Precision Co. Ltd.	524,209	0.1
195,538		Lite-On Technology Corp.	392,185	0.1
146,820		MediaTek, Inc.	2,533,586	0.4
1,087,921		Mega Financial Holdings Co., Ltd.	1,064,410	0.2
64,000		Micro-Star International Co., Ltd.	215,432	0.0
5,000		momo.com, Inc.	83,440	0.0
474,890		Nan Ya Plastics Corp.	996,515	0.2
20,000		Nan Ya Printed Circuit Board Corp.	117,559	0.0
104,000		Nanya Technology Corp.	159,376	0.0
15,000		Nien Made Enterprise Co. Ltd.	118,416	0.0
56,000		Novatek Microelectronics Corp., Ltd.	383,271	0.1
6,000		Parade Technologies Ltd.	110,253	0.0
195,000		Pegatron Corp.	357,905	0.1
194,000		Pou Chen Corp.	173,411	0.0
279,000		Powerchip Semiconductor Manufacturing Corp.	249,343	0.0
56,000		President Chain Store Corp.	496,880	0.1
266,000		Quanta Computer, Inc.	643,901	0.1
44,760		Realtek Semiconductor Corp.	377,868	0.1
103,719		Ruentex Development Co. Ltd.	166,721	0.0
347,349		Shanghai Commercial & Savings Bank Ltd./The	536,231	0.1
1,259,529		Shin Kong Financial Holding Co., Ltd.	324,191	0.1
999,488		SinoPac Financial Holdings Co., Ltd.	542,315	0.1
120,800		Synnex Technology International Corp.	200,112	0.0
1,046,057		Taishin Financial Holdings Co., Ltd.	449,701	0.1
601,389		Taiwan Cement Corp.	640,488	0.1
952,552		Taiwan Cooperative Financial Holding Co. Ltd.	784,267	0.1
161,000		Taiwan High Speed Rail Corp.	144,199	0.0
168,000		Taiwan Mobile Co., Ltd.	505,628	0.1
2,374,000		Taiwan Semiconductor Manufacturing Co., Ltd.	31,468,301	5.5
123,000		Unimicron Technology Corp.	450,267	0.1
478,209		Uni-President Enterprises Corp.	1,011,313	0.2
1,158,000		United Microelectronics Corp.	1,295,915	0.2
78,000		Vanguard International Semiconductor Corp.	158,021	0.0
6,000		Voltronic Power Technology Corp.	263,883	0.1
251,374		Walsin Lihwa Corp.	317,495	0.1
63,645		Wan Hai Lines Ltd.	132,766	0.0
29,000		Win Semiconductors Corp.	111,433	0.0
259,000		Winbond Electronics Corp.	159,927	0.0
8,000		Wiwynn Corp.	202,162	0.0
143,280		WPG Holdings Ltd.	209,256	0.0
42,537		Yageo Corp.	359,055	0.1
169,000		Yang Ming Marine Transport Corp.	324,685	0.1
997,011		Yuanta Financial Holding Co., Ltd.	611,432	0.1
62,000		Zhen Ding Technology Holding Ltd.	205,578	0.0
			75,832,019	13.3

		Thailand: 2.1%
16,700		Advanced Info Service PCL	86,133	0.0
101,900		Advanced Info Service PCL - Foreign	525,566	0.1
428,800	(1)	Airports of Thailand PCL - Foreign	821,323	0.2
750,400		Asset World Corp. PCL - Foreign	114,943	0.0
83,800		B Grimm Power PCL - Foreign	74,605	0.0
175,300		Bangkok Commercial Asset Management PCL - Foreign	74,797	0.0
1,025,200		Bangkok Dusit Medical Services PCL - Foreign	799,217	0.2
777,900		Bangkok Expressway & Metro PCL - Foreign	189,234	0.0
112,500		Berli Jucker PCL - Foreign	97,100	0.0
754,500		BTS Group Holdings PCL - Foreign	165,409	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

53,800		Bumrungrad Hospital PCL - Foreign	322,579	0.1
23,900		Carabao Group PCL	53,783	0.0
6,000		Central Pattana PCL	10,320	0.0
191,200		Central Pattana PCL - Foreign	328,870	0.1
167,700		Central Retail Corp. PCL - Foreign	174,576	0.0
58,700		Charoen Pokphand Foods PCL	38,892	0.0
333,500		Charoen Pokphand Foods PCL - Foreign	220,960	0.1
579,700		CP ALL PCL - Foreign	860,817	0.2
30,300		Delta Electronics Thailand PCL - Foreign	522,125	0.1
23,400		Electricity Generating PCL - Foreign	102,132	0.0
162,500	(3)	Energy Absolute PCL - Foreign	378,714	0.1
61,200		Global Power Synergy PCL - Foreign	102,915	0.0
285,700		Gulf Energy Development PCL - Foreign	395,897	0.1
593,451		Home Product Center PCL - Foreign	211,301	0.1
159,000		Indorama Ventures PCL - Foreign	163,143	0.0
108,100		Intouch Holdings PCL - Foreign	207,685	0.0
55,700		JMT Network Services PCL	100,290	0.0
36,000		Kasikornbank PCL - Foreign	136,795	0.0
147,900		Krung Thai Bank PCL	65,256	0.0
174,600		Krung Thai Bank PCL - Foreign	77,036	0.0
81,900		Krungthai Card PCL - Foreign	124,222	0.0
843,400		Land & Houses PCL - Foreign	198,190	0.0
298,200	(1)	Minor International PCL - Foreign	208,359	0.1
66,400		Muangthai Capital PCL - Foreign	63,167	0.0
119,000		Osotspa PCL - Foreign	85,723	0.0
137,900		PTT Exploration & Production PCL - Foreign	588,035	0.1
23,600		PTT Global Chemical PCL	25,826	0.0
197,300		PTT Global Chemical PCL - Foreign	215,911	0.1
289,600		PTT Oil & Retail Business PCL	197,273	0.0
993,200		PTT PCL - Foreign	893,156	0.2
96,300		Ratch Group PCL - Foreign	104,412	0.0
48,900	(4)	Robinson PCL - Foreign	–	–
80,300		SCB X PCL	220,033	0.1
123,800		SCG Packaging PCL	169,859	0.0
80,100		Siam Cement PCL - Foreign	691,037	0.1
64,700		Srisawad Corp. PCL - Foreign	73,093	0.0
109,900		Thai Oil PCL - Foreign	148,966	0.0
279,600		Thai Union Group PCL - Foreign	138,289	0.0
1,122,690	(3)	True Corp. PCL - Foreign	149,799	0.0
			11,717,763	2.1

		Turkey: 0.3%
289,462		Akbank TAS	176,741	0.0
57,284		Aselsan Elektronik Sanayi Ve Ticaret AS	90,365	0.0
44,393		BIM Birlesik Magazalar AS	277,779	0.1
135,233		Eregli Demir ve Celik Fabrikalari TAS	210,868	0.1
6,316		Ford Otomotiv Sanayi AS	111,263	0.0
93,917		Haci Omer Sabanci Holding AS	130,285	0.0
68,370		KOC Holding AS	166,417	0.0
50,616	(1)	Turk Hava Yollari	192,188	0.1
131,803		Turk Sise Ve Cam Fabrikalari	181,197	0.0
106,374		Turkcell Iletisim Hizmet AS	113,045	0.0
308,826		Turkiye Is Bankasi	124,370	0.0
11,554	(1)	Turkiye Petrol Rafinerileri AS	179,818	0.0
			1,954,336	0.3

		United Arab Emirates: 1.4%
276,709		Abu Dhabi Commercial Bank PJSC	678,725	0.1
139,587		Abu Dhabi Islamic Bank PJSC	343,496	0.0
297,950		Abu Dhabi National Oil Co. for Distribution PJSC	360,154	0.1
379,958		Aldar Properties PJSC	433,744	0.1
285,109		Dubai Islamic Bank PJSC	462,544	0.1
398,836		Emaar Properties PJSC	625,825	0.1
187,138		Emirates NBD Bank PJSC	654,365	0.1
342,150		Emirates Telecommunications Group Co. PJSC	2,174,709	0.4
432,382		First Abu Dhabi Bank PJSC	2,097,255	0.4
			7,830,817	1.4

	Total Common Stock
	(Cost $703,311,176)		537,627,751	94.0

PREFERRED STOCK: 2.3%
		Brazil: 1.6%
523,866		Banco Bradesco SA	1,926,738	0.3
14,900		Braskem SA	72,479	0.0
25,000		Centrais Eletricas Brasileiras SA	209,247	0.0
132,139		Cia Energetica de Minas Gerais	264,310	0.1
113,700		Gerdau SA	515,137	0.1
469,625		Itau Unibanco Holding S.A.	2,437,643	0.4
452,391		Itausa SA	817,673	0.2
461,600		Petroleo Brasileiro SA	2,563,707	0.5
			8,806,934	1.6

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

	Chile: 0.2%
14,058	Sociedad Quimica y Minera de Chile SA	1,308,484	0.2

	Russia: –%
773,978	(4) Surgutneftegas PJSC	–	–

	South Korea: 0.5%
1,777	Hyundai Motor Co.	103,889	0.0
3,285	Hyundai Motor Co.- Series 2	190,987	0.0
638	LG Chem Ltd.	111,114	0.0
129	LG H&H Co. Ltd.	29,554	0.0
79,924	Samsung Electronics Co., Ltd.	2,596,163	0.5
		3,031,707	0.5

	Total Preferred Stock
	(Cost $14,753,055)	13,147,125	2.3

RIGHTS: 0.0%
	Brazil: 0.0%
224	(1) Localiza Rent a Car SA	480	0.0

	Philippines: 0.0%
218	(1) Globe Telecom, Inc.	1,304	0.0

	Total Rights
	(Cost $–)	1,784	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
	India: 0.0%
INR 320,334	Britannia Industries Ltd., 5.500%, 06/03/2024	3,821	0.0

	Total Corporate Bonds/Notes
	(Cost $4,402)	3,821	0.0

	Total Long-Term Investments
	(Cost $718,068,633)	550,780,481	96.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Repurchase Agreements: 0.6%
467,710	(6) Citigroup, Inc., Repurchase Agreement dated 09/30/22, 2.98%, due 10/03/22 (Repurchase Amount $467,825, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $477,064, due 01/26/23-05/15/48)	467,710	0.1
1,000,000	(6) Jefferies LLC, Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $1,000,253, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,020,001, due 12/15/22-11/15/30)	1,000,000	0.1
1,000,000	(6) MUFG Securities America Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $1,000,251, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $1,020,000, due 09/01/28-09/01/52)	1,000,000	0.2
1,000,000	(6) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $1,000,250, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 08/15/25-08/20/52)	1,000,000	0.2

	Total Repurchase Agreements

	Total Short-Term Investments
	(Cost $3,467,710)	3,467,710	0.6

	Total Investments in Securities (Cost $721,536,343)	$554,248,191	96.9
	Assets in Excess of Other Liabilities	17,462,247	3.1
	Net Assets	$571,710,438	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2022, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Currency Abbreviations:
INR	Indian Rupee

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	21.8%
Information Technology	17.6
Consumer Discretionary	13.5
Communication Services	9.4
Materials	8.3
Consumer Staples	6.3
Industrials	5.5
Energy	5.1
Health Care	3.8
Utilities	3.0
Real Estate	2.0
Consumer, Non-cyclical	0.0
Short-Term Investments	0.6
Assets in Excess of Other Liabilities	3.1
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities(1):

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Brazil	$23,228,173	$–	$–	$23,228,173
Chile	1,875,259	–	–	1,875,259
China	16,724,679	156,526,224	277,719	173,528,622
Colombia	816,765	–	–	816,765
Czech Republic	637,945	177,877	–	815,822
Egypt	30,589	343,353	–	373,942
Greece	–	1,321,865	–	1,321,865
Hungary	–	852,471	–	852,471
India	–	84,288,467	–	84,288,467
Indonesia	259,876	11,928,522	–	12,188,398
Kuwait	308,942	4,564,727	–	4,873,669
Malaysia	597,977	7,663,728	–	8,261,705
Mexico	12,771,550	–	–	12,771,550
Peru	991,904	–	–	991,904
Philippines	–	3,777,600	–	3,777,600
Poland	–	2,787,273	–	2,787,273
Qatar	192,382	6,768,484	–	6,960,866
Russia	–	–	–	–
Saudi Arabia	–	26,325,231	–	26,325,231
Singapore	–	134,320	–	134,320
South Africa	3,358,185	15,531,940	–	18,890,125
South Korea	–	55,228,789	–	55,228,789
Taiwan	–	75,832,019	–	75,832,019
Thailand	–	11,717,763	–	11,717,763
Turkey	635,717	1,318,619	–	1,954,336
United Arab Emirates	–	7,830,817	–	7,830,817
Total Common Stock	62,429,943	474,920,089	277,719	537,627,751
Preferred Stock	10,115,418	3,031,707	–	13,147,125
Rights	–	1,784	–	1,784
Corporate Bonds/Notes	–	3,821	–	3,821
Short-Term Investments	–	3,467,710	–	3,467,710
Total Investments, at fair value	$72,545,361	$481,425,111	$277,719	$554,248,191
Liabilities Table
Other Financial Instruments+
Futures	$(2,059,969)	$–	$–	$(2,059,969)
Total Liabilities	$(2,059,969)	$–	$–	$(2,059,969)

(1)	For the period ended September 30, 2022, certain securities have transferred in and out of Level 2 and Level 3 measurements during the year. At September 30, 2022, securities valued at $24,280,222 were transferred from Level 2 to Level 3 within the fair value hierarchy due to lack of significant other observable inputs.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, Voya Emerging Markets Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Hanergy Mobile Energy Holding Group Co Ltd.	6/11/2019	$951,967	$–
Sberbank of Russia PJSC	7/27/2017	3,894,962	–
VTB Bank PJSC	4/28/2020	207,483	–
		$5,054,412	$–

At September 30, 2022, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI Emerging Markets Index	439	12/16/22	$19,129,425	$(2,059,969)
			$19,129,425	$(2,059,969)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $754,670,481.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$27,871,476
Gross Unrealized Depreciation	(216,684,329)
Net Unrealized Depreciation	$(188,812,853)